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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2009
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      1/28/10
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     22
                                          ---------------------

Form 13F Information Table Value Total:     $ 313,449
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AMERICAN EXPRESS CO 	COM	   025816109	13270     327500   SH	     SOLE	 NONE	   327500  0	  0
BERKSHIRE HATHAWAY DEL  CL B	   084670207	15957     4856	   SH	     SOLE	 NONE	   4856	   0	  0
CVS CAREMARK CORP	COM	   126650100	9431      292800   SH	     SOLE	 NONE	   292800  0	  0
COACH INC 		COM	   189754104	10122     277100   SH	     SOLE	 NONE	   277100  0	  0
COCA COLA CO 		COM	   191216100	20406     358000   SH	     SOLE	 NONE	   358000  0	  0
DIAGEO PLC       	SPON ADR   25243Q205	14541     209500   SH	     SOLE	 NONE	   209500  0	  0
DONALDSON INC		COM	   257651109	9427      221600   SH	     SOLE	 NONE	   221600  0	  0
JOHNSON & JOHNSON 	COM	   478160104	18602     288800   SH	     SOLE	 NONE	   288800  0	  0
LABORATORY CORP AMER 	COM	   50540R409	7334      98000	   SH	     SOLE	 NONE	   98000   0	  0
MCDONALDS CORP 		COM	   580135101	25607     410100   SH	     SOLE	 NONE	   410100  0	  0
MICROSOFT CORP 		COM	   594918104	13155     431600   SH	     SOLE	 NONE	   431600  0	  0
NIKE INC CL B 		COM	   654106103	16478     249400   SH	     SOLE	 NONE	   249400  0	  0
PEPSICO INC 		COM	   713448108	21025     345800   SH	     SOLE	 NONE	   345800  0	  0
PFIZER INC 		COM	   717081103	13495     741900   SH	     SOLE	 NONE	   741900  0	  0
PROCTER & GAMBLE CO 	COM	   742718109	12187     201000   SH	     SOLE	 NONE	   201000  0	  0
QUEST DIAGNOSTICS INC 	COM	   74834L100	8671      143600   SH	     SOLE	 NONE	   143600  0	  0
STARBUCKS CORP 		COM	   855244109	12012     520900   SH	     SOLE	 NONE	   520900  0	  0
TARGET CORP 		COM	   87612E106	13379     276600   SH	     SOLE	 NONE	   276600  0	  0
UNITEDHEALTH GROUP INC 	COM	   91324P102	17931     588300   SH	     SOLE	 NONE	   588300  0	  0
WAL MART STORES INC 	COM	   931142103	22241     416100   SH	     SOLE	 NONE	   416100  0	  0
WALGREEN CO		COM	   931422109	10932     297700   SH	     SOLE	 NONE	   297700  0	  0
ZIMMER HLDGS INC 	COM	   98956P102	7247      122600   SH	     SOLE	 NONE	   122600  0	  0

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